Note 11 - Non-trading financial assets mandatorily at fair value throug profit or loss (Tables)	12 Months Ended
Dec. 31, 2019
Non trading financial assets mandatory at fair value through profit or loss Abstract
Table of Non trading financial assets mandatory at fair value through profit or loss
Non-trading financial assets mandatorily at fair value through profit or loss (Millions of Euros)
	Notes	2019	2018	2017
Equity instruments	7.1.2	4,327	3,095
Debt securities	7.1.2	110	237
Loans and advances to customers	7.1.2	1,120	1,803
Total		5,557	5,135